CAPITAL RATIOS (Tables)	12 Months Ended
Dec. 31, 2014
Capital Ratios
Schedule of actual capital amounts and ratios
					To be Well Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2014
Tier I Capital to Adjusted Total Assets	$65,256,000	10.54%	$24,764,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	65,256,000	15.70%	16,630,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	73,210,000	17.61%	33,260,000	8.00%	N/A	N/A

	2013
Tier I Capital to Adjusted Total Assets	$63,040,000	9.92%	$25,419,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	63,040,000	15.91%	15,847,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	70,604,000	17.82%	31,694,000	8.00%	N/A	N/A

Bank
Capital Ratios
Schedule of actual capital amounts and ratios
					To be Well Capitalized
			For Capital		Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2014
Tier I Capital to Adjusted Total Assets	$67,995,000	11.22%	$24,235,000	4.00%	$30,294,000	5.00%

Tier I Capital to Risk Weighted Assets	67,995,000	16.36%	16,623,000	4.00%	24,935,000	6.00%

Total Capital to Risk Weighted Assets	71,949,000	17.31%	33,247,000	8.00%	41,558,000	10.00%

	2013
Tier I Capital to Adjusted Total Assets	$65,762,000	10.75%	$24,465,000	4.00%	$30,581,000	5.00%

Tier I Capital to Risk Weighted Assets	65,762,000	16.63%	15,820,000	4.00%	23,729,000	6.00%

Total Capital to Risk Weighted Assets	69,326,000	17.53%	31,639,000	8.00%	39,549,000	10.00%